S000019856 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Intermediate Bond Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Intermediate Bond Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Columbia Variable Portfolio - Intermediate Bond Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Columbia Variable Portfolio - Intermediate Bond Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	$ 665